Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 2,199	£ 2,052
Exchange adjustments	97	124
Additions	589	226
Unused amounts reversed	(70)	(65)
Unwinding of discount	77	74
Utilised	(238)	(209)
Transfers		(3)
Other provisions, ending balance	2,654	2,199
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,639	1,531
Exchange adjustments	82	103
Additions	437	32
Unused amounts reversed	(29)	(36)
Unwinding of discount	65	62
Utilised	(123)	(53)
Transfers		0
Other provisions, ending balance	2,071	1,639
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	188	194
Exchange adjustments	5	7
Additions	93	18
Unused amounts reversed	(16)	(10)
Unwinding of discount	5	5
Utilised	(21)	(26)
Transfers		0
Other provisions, ending balance	254	188
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	83	3
Exchange adjustments	0	0
Additions	7	125
Unused amounts reversed	(16)	(3)
Unwinding of discount	0	0
Utilised	(39)	(42)
Transfers		0
Other provisions, ending balance	35	83
Emissions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	9	8
Exchange adjustments	1	0
Additions	12	16
Unused amounts reversed	0	(6)
Unwinding of discount	0	0
Utilised	(5)	(9)
Transfers		0
Other provisions, ending balance	17	9
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	280	316
Exchange adjustments	9	14
Additions	40	35
Unused amounts reversed	(9)	(10)
Unwinding of discount	7	7
Utilised	(50)	(79)
Transfers		(3)
Other provisions, ending balance	£ 277	£ 280